Cash and cash equivalents (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Current restricted cash [Abstract]
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	₨ 1,194,787		₨ 792,035		₨ 400,971
Total restricted cash	1,194,787	$ 14,532	792,035		400,971
Cash [abstract]
Cash and bank balances	3,650,446	44,400	3,781,978		5,101,083
Total cash (a+b)	4,845,233		4,574,013		5,502,054
Bank overdraft used for cash management purposes	(951,504)	(11,573)	(371,995)		(123,666)
Cash and cash equivalents for the statement of cash flows	₨ 3,893,729	$ 47,359	₨ 4,202,018	$ 51,109	₨ 5,378,388	₨ 1,415,291